Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Share gain from associates and joint ventures	₩ 18,041	₩ (3,304)	₩ (5,467)
KT Investment Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Share gain from associates and joint ventures	₩ 279	₩ 52	₩ 445